                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenwood Investments, Inc.
                 -------------------------------
   Address:      222 Berkeley St., 17th Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-12943
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Tannenbaum
         -------------------------------
Title:   President of General Partner
         -------------------------------
Phone:   (617)-236-4240
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Tannenbaum            Boston, MA         8/12/09
   -------------------------------    -----------------   ------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 34
                                        --------------------

Form 13F Information Table Value Total: $60,495
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                               TOTAL
                                                     VALUE     SHARES/PRN         INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  AMT        SH/PRN  DISCRETION   MANAGERS   SOLE     SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
Acergy ADR                Sponsored ADR    00443E104 $  5,764     585,730 SH      SOLE         NA         585,730
Acme United Corp          COM              004816104 $  1,274     159,225 SH      SOLE         NA         159,225
ADDvantage Technologies
 Group Inc                COM              006743306 $    603     365,502 SH      SOLE         NA         365,502
Ark Restaurants Corp      COM              040712101 $  1,140      91,224 SH      SOLE         NA          91,224
Boots and Coots Inc       COM              099469504 $  4,284   3,082,200 SH      SOLE         NA       3,082,200
Baldwin Technology Co
 Inc                      CL A             058264102 $    357     356,522 SH      SOLE         NA         356,522
Bolt Technology Corp      COM              097698104 $    907      80,666 SH      SOLE         NA          80,666
Cycle Country
 Accessories Corp         COM              232984104 $    181     503,280 SH      SOLE         NA         503,280
Delta Apparel Inc         COM              247368103 $  1,232     179,040 SH      SOLE         NA         179,040
DSW Inc                   CL A             23334L102 $  3,438     349,000 SH      SOLE         NA         349,000
Dress Barn Inc            COM              261570105 $  4,700     328,700 SH      SOLE         NA         328,700
HearUSA Inc               COM              422360305 $    877     974,114 SH      SOLE         NA         974,114
Edac Technologies Corp    COM              279285100 $  1,742     458,398 SH      SOLE         NA         458,398
Foot Locker Inc           COM              344849104 $  3,245     309,900 SH      SOLE         NA         309,900
Hawk Corp                 CL A             420089104 $  1,714     123,751 SH      SOLE         NA         123,751
John B San Filippo & Son  COM              800422107 $  1,002     140,092 SH      SOLE         NA         140,092
Learning Tree
 International Inc        COM              522015106 $  3,456     335,581 SH      SOLE         NA         335,581
Liberty Acqusitions
 Holdings Corp Warrants   COM              53015Y107 $    355     888,700 SH      SOLE         NA         888,700
MedQuist Inc              COM              584949101 $  2,960     486,877 SH      SOLE         NA         486,877
Mitcham Industries Inc    COM              606501104 $  2,711     522,348 SH      SOLE         NA         522,348
Point 360                 COM              730507100 $    631     500,932 SH      SOLE         NA         500,932
QLT Inc                   COM              746927102 $  1,370     646,194 SH      SOLE         NA         646,194
NewMarket Corp            COM              651587107 $  1,010      15,000 SH      SOLE         NA          15,000
Ocwen Financial Corp      COM              675746309 $  4,163     321,000 SH      SOLE         NA         321,000
Overhill Farms Inc        COM              690212105 $    206      39,154 SH      SOLE         NA          39,154
PDI Inc                   COM              69329V100 $  2,140     521,974 SH      SOLE         NA         521,974
Phoenix Footwear Group
 Inc                      COM              71903M100 $    254     469,868 SH      SOLE         NA         469,868
Price Smart Inc.          COM              741511109 $  1,828     109,146 SH      SOLE         NA         109,146
Craft Brewers Alliance
 Inc                      COM              224122101 $    223     109,199 SH      SOLE         NA         109,199
Rubio's Restaurants Inc   COM              78116B102 $  1,364     218,961 SH      SOLE         NA         218,961
TechTeam Global Inc       COM              878311109 $  3,375     516,123 SH      SOLE         NA         516,123
Alesco Financial
 7.625% 5/15/27           NOTE             014485AB2 $    655   1,000,000 PRN     SOLE         NA          10,000
Palm Harbor Homes
 3.25% 5/15/24            NOTE             696639AB9 $    913   2,646,300 PRN     SOLE         NA          26,463
iShares Russell 2000
 Index                    PUT              424287955 $    580       3,092 PUT     SOLE         NA           3,092

                                           Total     $ 60,654